Commitments and Contingencies (Details)																1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	May 12, 2026 USD ($)	Dec. 05, 2025 USD ($)	Aug. 14, 2025 USD ($)	Jul. 07, 2025 USD ($)	Jul. 01, 2025 USD ($)	Jun. 25, 2025 USD ($)	Jun. 23, 2025 shares	Jun. 03, 2025 USD ($)	Apr. 22, 2025 USD ($) shares	Mar. 04, 2025 USD ($)	Feb. 07, 2025 shares	Jan. 02, 2025 USD ($)	Nov. 26, 2024 shares	Nov. 17, 2023 USD ($)	Jul. 28, 2022 USD ($) ft²	Mar. 31, 2025 USD ($)	Aug. 31, 2024 shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2022 USD ($)	Mar. 09, 2026 USD ($)	May 06, 2025 shares	Feb. 04, 2025 USD ($)	May 01, 2022 ft²
Commitments and Contingencies (Details) [Line Items]
Unsecured subordinated promissory note					$ 86,130
Lease term															3 years
Lease liability																										$ 507,910
Issuance of shares (in Shares) | shares							100				92		1,992
Lease payable, year one																								$ 19,000
Accounts payable																							$ (1,231,335)	(303,415)
Gain on settlement of debt			$ 4,687	$ 7,689	$ 198,577	$ 244,032				$ (1,844)		$ 536										$ 9,238	729,304	413,903
Right-of-use assets																								$ 1,633,207		$ 524,548
Impairment on right-of-use asset																									$ 101,623
Cash paymen																		64,829	7,289			33,540
Non-cancelable term	24 months
Monthly payments	$ 462
End-of-term purchase option	1
Finance lease liability	10,012																	9,595			9,595
Finance lease liability	$ 10,012																	$ 9,633			$ 9,633
Incremental borrowing rate																		10.00%			10.00%
Company productions paid																							13,000
Total square feet (in Square Feet) | ft²															1,364														8,000
Current lease term																													7 years
Common stock, shares issuable for lease settlement (in Shares) | shares																								125,000
Additional lease payments due																								$ 220,000
Lease payable, total remaining liability																								252,000
Lease payable, year two																								21,000
Additional shares reserved for future issuance (in Shares) | shares																											4,500
Operating lease expense															$ 181,299								2,025
Cash payment																		$ 335,103			$ 335,103		$ 221,742	15,490
Gain on settlement		$ 4,957																950,408	$ 421,748		948,031	$ 527,353
Lease Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Lease liability																								$ 120,000
Third Row LLC and Patrick Leung v. Flewber Global Inc. [Member] | Pending Litigation [Member]
Commitments and Contingencies (Details) [Line Items]
Principal amount								$ 237,000
Liability amount																		0			0
Third Row LLC and Patrick Leung v. Flewber Global Inc. [Member] | Unsecured Subordinated Promissory Note [Member] | Pending Litigation [Member]
Commitments and Contingencies (Details) [Line Items]
Unsecured subordinated promissory note														$ 200,000
Accrued interest														12.00%
Miss Jessica Skube [Member]
Commitments and Contingencies (Details) [Line Items]
Shares issued for settlement (in Shares) | shares																							480,000
Value of shares issued for settlement																							$ 640
Additional shares reserved for future issuance (in Shares) | shares																							192,000
Additional shares issuable, value																							$ 288,000
Accrued balance payable																							120,597
Cash payment																							10,000
Gain on settlement																							110,597
Office Space, 419 Lafayette Street [Member]
Commitments and Contingencies (Details) [Line Items]
Lease agreement amount (in Square Feet) | ft²																													8,000
Lease term																													7 years
Lease liability																		0			0							$ 120,000
Additional amount																							220,000
Monthly installments amount																							19,000
Lease payable, year one																							252,000
Monthly installments																							$ 21,000
Accounts payable																					(480,000)
Gain on settlement of debt									$ 288,000
Right-of-use assets																		0			0
Office Space , 1674 Meridian Ave [Member]
Commitments and Contingencies (Details) [Line Items]
Lease agreement amount (in Square Feet) | ft²															1,364
Lease term															3 years
Lease liability															$ 181,299	$ 120,597
Gain on settlement of debt																110,597
Impairment on right-of-use asset																				$ 101,623
Cash paymen																$ 10,000
33 Crosby Street, New York [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term	12 months
Short term lease amount	$ 20,500
Terminate the arrangement	30 days
Short-term lease cost																		$ 61,500			$ 106,500
Common Stock [Member] | Office Space, 419 Lafayette Street [Member]
Commitments and Contingencies (Details) [Line Items]
Issuance of shares (in Shares) | shares																	125,000
Series G Preferred Stock [Member] | Office Space, 419 Lafayette Street [Member]
Commitments and Contingencies (Details) [Line Items]
Issuance of shares (in Shares) | shares									640
Fair value amount									$ 192,000